Research and Development expenses (Tables)	12 Months Ended
Dec. 31, 2025
Research and Development expenses
Schedule of information about research and development expenses

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Staff costs	14,556	13,118	13,803
Consulting and contractors’ fees	10,001	6,458	2,762
Q&A regulatory	236	354	263
Depreciation and amortization expense	3,161	1,428	1,314
Impairment loss on (in)tangible assets	1,178	—	—
Travel	1,295	1,282	1,179
Manufacturing and outsourced development	8,083	8,586	6,458
Clinical studies	4,979	6,102	4,929
Other expenses	996	1,072	1,674
Training	1,059	153	—
IP costs	—	44	941
IT	244	637	1,802
Capitalized costs	(2,964)	(4,909)	(8,474)
Total research and development expenses	42,824	34,325	26,651